RETIREMENT AND POSTRETIREMENT BENEFITS (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amount reclassified into earnings in the next twelve months
Offsetting regulatory assets	3	22
Pension Plans
Net Benefit Costs Recognized
Benefits earned during the period	103	84	61
Interest cost on projected benefit obligations	79	74	73
Expected return on plan assets	(103)	(93)	(92)
Amortization of prior service costs	1	2	2
Amortization of actuarial loss	52	51	25
Net defined benefit costs on an accrual basis	132	118	69
Defined contribution benefit costs	4	4	4
Net benefit cost recognized in the Consolidated Statements of Earnings	136	122	73
Amount recognized in OCI:
Net actuarial (gains)/loss	(158)	42	172
Total amount recognized in OCI	(158)	42	172
Total amount recognized in Comprehensive income	(22)	164	245
Amount included in AOCI
Unamortized actuarial losses included in AOCI	246	388
Amount reclassified into earnings in the next twelve months
Actuarial Loss	12
Weighted average assumptions made in the measurement of the cost of the pension plans and OPEB
Discount rate (as a percent)	4.20%	4.50%	5.60%
Average rate of return on pension plan assets (as a percent)	6.70%	7.10%	7.30%
Average rate of salary increases (as a percent)	3.70%	3.50%	3.50%
Other Postretirement Plans
Net Benefit Costs Recognized
Benefits earned during the period	9	8	6
Interest cost on projected benefit obligations	11	10	11
Expected return on plan assets	(4)	(3)	(3)
Amortization of prior service costs			1
Amortization of actuarial loss	2	2	1
Net defined benefit costs on an accrual basis	18	17	16
Net benefit cost recognized in the Consolidated Statements of Earnings	18	17	16
Amount recognized in OCI:
Net actuarial (gains)/loss	(45)	10	29
Net prior service cost/(credit)	2		(1)
Total amount recognized in OCI	(43)	10	28
Total amount recognized in Comprehensive income	(25)	27	44
Amount included in AOCI
Unamortized actuarial losses included in AOCI	11	60
Unamortized prior service costs included in AOCI	6	4
Amount reclassified into earnings in the next twelve months
Actuarial Loss	1
Weighted average assumptions made in the measurement of the cost of the pension plans and OPEB
Discount rate (as a percent)	4.00%	4.40%	5.60%
Average rate of return on pension plan assets (as a percent)	6.00%	6.00%	6.00%